                 THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                   ON THE FORM 13F FILED ON FEBRUARY 11, 1999,
                            PURSUANT TO A REQUEST FOR
                      CONFIDENTIAL TREATMENT AND FOR WHICH
                THAT REQUEST WAS DENIED OR CONFIDENTIAL TREATMENT
                                     EXPIRED

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 1998

Check here if Amendment [X]; Amendment Number: 3
     This Amendment (Check only one.):      [ ] is a restatement.
                                            [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
Address:     1829 REISTERSTOWN ROAD
             SUITE 220
             BALTIMORE, MARYLAND  21208

Form 13F File Number: 28-4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        MARK D. LERNER
Title:       VICE PRESIDENT
Phone:       (410) 602-0195

Signature, Place, and Date of Signing:


    /s/ MARK D. LERNER                  BALTIMORE, MARYLAND             01/26/01
    -------------------------------     ------------------------------  --------
             [Signature]                         [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                           -----------

Form 13F Information Table Entry Total:    78
                                           -----------

Form 13F Information Table Value Total:    $856,959
                                           -----------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           FORM 13F INFORMATION TABLE

   COLUMN 1            COLUMN 2     COLUMN 3     COLUMN 4                 COLUMN 5           COLUMN 6   COLUMN 7       COLUMN 8
--------------      --------------  ---------   ----------        -----------------------   ----------  --------  ------------------
                                                  VALUE           SHRS OR    SH/     PUT/   INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP      (x$1000)         PRN AMT    PRN     CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------      --------------  ---------   ----------        -------    ---     ----   ----------  --------  ----  ------  ----
ALLIANT COMM.           COMMON      016090102            204         5,000   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

ALLEGIANCE CORP.        COMMON      017475104         34,111       731,600   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

AMERCIAN STORES CO.     COMMON      030096101         46,700     1,264,300   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN BANKERS INS.   COMMON      024456105         20,129       416,100   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

AMERCIAN SAFETY RAZOR   COMMON      029362100            138        11,500   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

AMP, INC.               COMMON      031897101         58,249     1,118,833   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

ARTERIAL VASCULAR       COMMON      043013101         25,772       490,900   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
ASSISTED LIVING
CONCEPTS                COMMON      04543L109            197        15,000   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

ASTRA AB                COMMON      046298105          7,255       350,700   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

AZTEC TECHNOLOGY        COMMON      05480L101          3,896     1,074,746   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

BANKERS TRUST           COMMON      066365107         51,305       600,500   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

BOOLE & BABBAGE         COMMON      098586100         13,309       452,100   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

BRITISH PETROLEUMPLC    COMMON      110889409         83,614       921,369   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

BRYLANE, INC.           COMMON      117661108          6,684       287,500   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

CAPSTAR BROADCASTING    COMMON      14067G105          4,333       189,400   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

                           FORM 13F INFORMATION TABLE

   COLUMN 1            COLUMN 2     COLUMN 3     COLUMN 4                 COLUMN 5           COLUMN 6   COLUMN 7       COLUMN 8
--------------      --------------  ---------   ----------        -----------------------   ----------  --------  ------------------
                                                  VALUE           SHRS OR    SH/     PUT/   INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP      (x$1000)         PRN AMT    PRN     CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------      --------------  ---------   ----------        -------    ---     ----   ----------  --------  ----  ------  ----
CARDIOGENESIS CORP      COMMON      14159K105          1,132       201,200   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

CELADON GROUP           COMMON      150838100          2,840       199,300   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

CELESTICA, INC.         COMMON      15101Q108            296        12,000   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

CENTENNIAL CELLULAR     COMMON      15133V109          1,948        47,500   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

CENTENNIAL HEALTHCARE   COMMON      150937100          1,288        82,500   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

CIRCON CORP.            COMMON      172736100          6,828       455,216   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

COLTEC INDUSTRIES       COMMON      196879100          4,859       249,200   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

CONSECO, INC.           COMMON      208464107         11,346       371,995   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

CONSUMERS WATER         COMMON      210723102          1,981        63,000   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

DAIMLER BENZ            COMMON      D1668R123         35,361       368,100   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

DELTA PINE LAND         COMMON      247357106         40,574     1,096,600   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

DISCREET LOGIC          COMMON      25467V104          4,069       215,600   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

DYNATECH                COMMON      268140100            862       313,600   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

EAGLE HARDWARE          COMMON      26959B101          1,836        56,500   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

ECLIPSYS CORP.          COMMON      278856109            824        28,402   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

                           FORM 13F INFORMATION TABLE

   COLUMN 1            COLUMN 2     COLUMN 3     COLUMN 4                 COLUMN 5           COLUMN 6   COLUMN 7       COLUMN 8
--------------      --------------  ---------   ----------        -----------------------   ----------  --------  ------------------
                                                  VALUE           SHRS OR    SH/     PUT/   INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP      (x$1000)         PRN AMT    PRN     CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------      --------------  ---------   ----------        -------    ---     ----   ----------  --------  ----  ------  ----
ELSAG BAILEY            COMMON      N2925S101          1,132        28,900   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

ENRON OIL & GAS         COMMON      293562104            605        35,100   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

ESPRIT TELECOM GROUP    COMMON      29665W104          3,232        68,500   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

FILENES BASEMENT        COMMON      316866102            752       316,500   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

FLEET FIN. WARRANTS     COMMON      338915119          3,178        68,992   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

FOAMEX, INT'L.          COMMON      344123104          9,327       753,700   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

FRED MEYER, INC.        COMMON      592907109         24,582       408,000   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

GENOVESE DRUG STORES    COMMON      372442202          2,032        71,300   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

GETCHELL GOLD CORP.     COMMON      374265106          2,453        90,000   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

HARVEY'S CASINO         COMMON      417826104          6,545       236,400   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

HOLLYWOOD PARK          COMMON      436255103            303        36,500   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

ICON CMT CORP.          COMMON      450918107            562        35,100   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
KANSAS CITY
POWER & LIGHT           COMMON      485134100          1,855        62,600   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

KAYNAR TECHNOLOGIES     COMMON      486605108          3,594       131,900   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

LIFELINE SYSTEMS        COMMON      532192101          2,590       103,600   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

                           FORM 13F INFORMATION TABLE

   COLUMN 1            COLUMN 2     COLUMN 3     COLUMN 4                 COLUMN 5           COLUMN 6   COLUMN 7       COLUMN 8
--------------      --------------  ---------   ----------        -----------------------   ----------  --------  ------------------
                                                  VALUE           SHRS OR    SH/     PUT/   INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP      (x$1000)         PRN AMT    PRN     CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------      --------------  ---------   ----------        -------    ---     ----   ----------  --------  ----  ------  ----
MAINSTREET FINANCIAL    COMMON      560633109          1,565        33,700   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

MEDPARTNERS             COMMON      58503X107         25,660     4,887,600   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

MEMCO SOFTWARE LTD.     COMMON      M69065106          5,237       343,400   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

MIDAMERICAN ENERGY      COMMON      595920109         12,672       471,500   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

MODIS PROFESSIONAL      COMMON      004401105          9,726       665,000   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

NETSCAPE                COMMON      641149109         29,344       448,000   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

OMNIAMERICA             COMMON      68211J100            838        26,200   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

ORYX ENERGY             COMMON      68763F100          9,066       674,700   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

PATRIOT AMERICAN        COMMON      703353102          1,392       232,047   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

PENNZENERGY COMPANY     COMMON      70931Q109          2,744       168,200   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

RFS HOTEL INVESTORS     COMMON      74955J108          1,520       124,100   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

RUBBERMAID, INC.        COMMON      781088109         33,248     1,057,600   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
SEQUUS
PHARMACEUTICALS         COMMON      817471105         17,757       876,900   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

SOFAMOR DANEK           COMMON      834005100         19,882       163,300   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

SPORT HALEY             COMMON      848925103            862       101,400   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
STARWOOD HOTELS
& RESORTS               COMMON      855905204          3,441       151,664   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

                           FORM 13F INFORMATION TABLE

   COLUMN 1            COLUMN 2     COLUMN 3     COLUMN 4                 COLUMN 5           COLUMN 6   COLUMN 7       COLUMN 8
--------------      --------------  ---------   ----------        -----------------------   ----------  --------  ------------------
                                                  VALUE           SHRS OR    SH/     PUT/   INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP      (x$1000)         PRN AMT    PRN     CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------      --------------  ---------   ----------        -------    ---     ----   ----------  --------  ----  ------  ----
STATION CASINOS         COMMON      857689103          3,397       414,900   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

SYBRON CHEMICAL         COMMON      870903101          2,669       197,700   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

TR FINANCIAL            COMMON      872630108          1,914        48,600   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
TELE
COMMUNICATIONS CL A     COMMON      879240109         75,236     1,360,200   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

THE LEARNING CO.        COMMON      522008101         24,646       943,400   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

THERATECH, INC.         COMMON      883383101          1,414        87,000   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

THERMADYNE HLDGS        COMMON      883435208            520        26,004   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

THERMO VOLTEK           COMMON      883602104            875       130,800   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

U.S. OFFICE PRODUCTS    COMMON      912325305          1,624       419,109   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
U.S. SATELLITE
BROADCASTING            COMMON      912534104            230        16,700   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

US WEB CORP.            COMMON      917327108          4,889       185,350   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

VANGUARD CELLULAR       COMMON      922022108         13,284       514,624   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

VINCAM GROUP            COMMON      92719B104          2,134       121,500   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

WHITTAKER CORP.         COMMON      966680407            548        32,500   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

WORKFLOW MGMT.          COMMON      98137N109          3,961       597,930   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

                           FORM 13F INFORMATION TABLE

   COLUMN 1            COLUMN 2     COLUMN 3     COLUMN 4                 COLUMN 5           COLUMN 6   COLUMN 7       COLUMN 8
--------------      --------------  ---------   ----------        -----------------------   ----------  --------  ------------------
                                                  VALUE           SHRS OR    SH/     PUT/   INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP      (x$1000)         PRN AMT    PRN     CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------      --------------  ---------   ----------        -------    ---     ----   ----------  --------  ----  ------  ----
XTRA CORP               COMMON      984138107         11,515       278,300   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------

YOUNG BROADCASTING      COMMON      987434107          5,569       133,300   SH               SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------